Income Taxes (Tables)	6 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of income tax provision
	For the Six Months Ended December 31,
	2021	2020
Current income tax provision	$769,748	$724,899
Deferred income tax benefit	(257,489)	(38,797)
Total	$512,259	$686,102

Schedule of reconciles the statutory rate to the company’s effective tax rate
	For the Six Months Ended December 31,
	2021	2020
China Statutory income tax rate	25.00%	25.00%
Permanent difference	0.20%	1.49%
Effect of favorable tax rates on small-scale and low-profit entities	0.01%	(4.01)%
Effective tax rate	25.21%	22.48%

Schedule of accounting for income taxes
	As of December 31,	As of June 30,
	2021	2021

Deferred tax assets:
Net operating loss carry forwards	$-	$107
Allowance for doubtful accounts	403,302	140,650
Total deferred tax assets	403,302	140,757
Valuation allowance	-	-
Total deferred tax assets, net	$403,302	$140,757